SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total revenue by region	$ 465,551	$ 353,981
UNITED STATES
Segment Reporting [Line Items]
Total revenue by region	428,142	320,492
CANADA
Segment Reporting [Line Items]
Total revenue by region	$ 37,409	$ 33,489